SHARE-BASED COMPENSATION (Details)	12 Months Ended				0 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended					12 Months Ended			12 Months Ended
	Dec. 31, 2014 Share options USD ($)	Dec. 31, 2014 Share options CNY	Dec. 31, 2012 Share options USD ($)	Dec. 31, 2012 Share options CNY	Jul. 31, 2012 Share options Performance Condition	Jul. 31, 2012 Share options Performance Condition	Dec. 31, 2014 Share options Performance Condition	Jul. 31, 2012 Share options Performance Condition Minimum	Jul. 31, 2012 Share options Performance Condition Maximum	Jul. 31, 2012 Nonvested restricted stock Performance Condition	Jul. 31, 2012 Second anniversary of the stated vesting commencement date Share options Performance Condition	Jul. 31, 2012 Vesting ratably over the following two years Share options Performance Condition	Dec. 31, 2014 Incentive Award Plans Maximum	Dec. 31, 2014 Incentive Award Plans Share options	Dec. 31, 2014 Incentive Award Plans Nonvested restricted stock	Dec. 31, 2014 Incentive Award Plans Second anniversary of the stated vesting commencement date	Dec. 31, 2014 Incentive Award Plans Vesting ratably over the following two years	Feb. 28, 2007 2007 Global Share Plan	Oct. 31, 2008 2008 Global Share Plan	Jun. 30, 2007 2008 Global Share Plan	Jul. 31, 2010 2009 Share Incentive Plan	Sep. 30, 2009 2009 Share Incentive Plan
Share based compensation
Share-based payment award, maximum number of incentive award available (in shares)																		10,000,000	7,000,000	3,000,000	15,000,000	3,000,000
Share-based payment award, contractual term													10 years
Share-based payment award, vesting percentage											50.00%	50.00%				50.00%	50.00%
Period for remaining percentage vested												2 years					2 years
Share-based payment award, option granted (in shares)														24,456,389
Share-based payment award, nonvested restricted stocks (in shares)															5,613,738
Number of options, granted (in shares)	319,480	319,480			1,475,366
Period with ending date of December 31, 2014, for assessment of performance or market conditions						3 years				3 years
Percentage of option exercisable								0.00%	200.00%
Number of options granted based on the actual performance							869,232
Weighted-average grant date fair value for options granted (in CNY or dollars per share)	$ 2.57	15.79	$ 1.35	8.52